Long-Term Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-Term Payables [Line Items]
Interest rate	6.00%
Partial repayment	$ 6,937	$ 1,134
Supplier [Member] | Treasury Shares [Member]
Long-Term Payables [Line Items]
Treasury shares (in Shares)		204,348